Schedule of property and equipment (Details)	12 Months Ended
Dec. 31, 2021
Buildings [member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate in %	2.78%
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate in %	4.28%
Machinery and equipment [member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate in %	12.05%
Facilities [member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate in %	6.94%
Furniture and appliances [member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate in %	11.36%